Long-term loans (Maturity of long-term loans) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of long-term loans [line items]
Long-term loans	¥ 134,022,712	¥ 150,169,010
Less: amount due within 1 year included under current liabilities	18,658,114	20,620,849
Non-current portion	115,364,598	129,548,161
Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	5,403,574	4,724,753
Less: amount due within 1 year included under current liabilities	809,749	610,465
Non-current portion	4,593,825	4,114,288
Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	128,619,138	145,444,257
Less: amount due within 1 year included under current liabilities	17,848,365	20,010,384
Non-current portion	110,770,773	125,433,873
Within 1 year [member] | Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	809,749	610,465
Within 1 year [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	17,848,365	20,010,384
More than 1 year but no more than 2 years [member] | Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	1,320,611	760,580
More than 1 year but no more than 2 years [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	28,426,578	27,940,579
More than 2 years but no more than 3 years [member] | Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	1,389,225	1,104,684
More than 2 years but no more than 3 years [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	18,597,867	33,477,976
More than 3 years but no more than 4 years [member] | Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	106,719	805,024
More than 3 years but no more than 4 years [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	11,400,277	14,109,277
More than 4 years but no more than 5 years [member] | Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	87,509	97,000
More than 4 years but no more than 5 years [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	18,140,495	11,216,306
More than 5 years [member] | Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	1,689,761	1,347,000
More than 5 years [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 34,205,556	¥ 38,689,735